The James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(collectively, the “Funds”)

Supplement dated October 17, 2022

to the Summary Prospectuses and Prospectuses for the Funds,

each dated November 1, 2021, as amended

With respect to James Investment Research, Inc., (the “Adviser” or “JIR”):

•	Effective September 9, 2022, Barry James resigned from his position as CEO of JIR. Mr. James will continue to serve as Chairman of the Board of the Adviser and will remain a member of the Investment Committee.
•	Effective September 9, 2022, Brian Culpepper has been appointed to serve as CEO of the Adviser.
•	Effective September 30, 2022, Ann Shaw retired from the Adviser and no longer serves as a Portfolio Manager. Ms. Shaw remains a Member of the Investment Committee and serves as an advisor to JIR.

With respect to the Trust:

•	Effective November 1, 2022, Mr. James resigned from his position as President of the Trust. Mr. James will continue to serve as a Trustee of the Trust and Chairman of the Board of Trustees of the Trust (the “Board”).
•	Effective November 1, 2022, the Board has appointed Mr. Culpepper as President of the Trust.

Accordingly, all references to Mr. James as CEO of the Adviser and to Ms. Shaw as Portfolio Manager of the Adviser in the Funds’ Summary Prospectuses, and Prospectus are deleted in their entirety. In addition, the Funds’ Summary Prospectuses and Prospectuses are revised as follows:

The sub-section titled “Portfolio Management” of the FUND SUMMARY sections of the Summary Prospectuses and Prospectuses are hereby deleted and replaced in their entirety with the following:

Portfolio Management

James Investment Research, Inc. is the investment adviser to the Fund.

The Fund is managed by an investment committee of the Adviser consisting of the following eight members:

Barry James, CFA, CIC* Committee Member Since 1991	Ann M. Shaw, CFP* Advisor Since 2022	Thomas L. Mangan* Advisor Since 2018
Dr. Fall Ainina, CFA* Committee Member Since 2019	R. Brian Culpepper Portfolio Manager Since 1998	Brian Shepardson, CFA, CIC Portfolio Manager Since 2001
Trent D. Dysert, CFA Portfolio Manager Since 2014	Moustapha Mounah, CFA, ERP Assistant Portfolio Manager Since 2021

*	Barry James, Ann Shaw, Dr. Fall Ainina and Thomas Mangan are investment committee members of the Adviser but are not responsible for portfolio management of the Funds.

The first three paragraphs in the sub-section titled “Portfolio Management” of the MANAGEMENT OF THE FUNDS sections of the Prospectuses are hereby deleted and replaced with the following:

The Funds are managed by an investment committee of the Adviser, which consists of eight members. In general, the investment committee makes the investment decisions for the Funds, and is primarily responsible for the day-to-day management of each Fund’s portfolio of securities. However, Barry James, Dr. Fall Ainina, Ann Shaw, and Thomas Mangan are not responsible for the day-to-day management of the Funds. The SAI provides additional information about each portfolio manager’s compensation, other managed accounts by the portfolio managers, and ownership of securities in the Funds. The members of the investment committee are listed below.

Barry R. James, CFA, CIC, is Chairman of the Board of the Adviser. He is Chairman of the Board and an interested Trustee of the James Advantage Funds. He received his undergraduate degree from the United States Air Force Academy and his Master’s Degree from Boston University. He joined the Adviser in its beginning years before a tour of duty as an officer with the United States Air Force. He returned to the Adviser in 1986.

Ann M. Shaw became an Advisor to the Investment Committee October 1, 2022. Prior to October 1, 2022, Ms. Shaw served as a portfolio manager for the Funds Ms. Shaw has over 40 years’ experience in portfolio management, trading, security analysis, management and client service. She served in these positions for the Adviser from 1978 to 2022. Ms. Shaw received her Bachelor’s Degree from Capital University and previously was a Certified Financial Planner.

The seventh paragraph in the sub-section titled “Portfolio Management” of the MANAGEMENT OF THE FUNDS sections of the Prospectuses are hereby deleted and replaced with the following:

R. Brian Culpepper, CMFC, CKA, joined the Adviser in 1995, and is Chief Executive Officer, President, and portfolio manager. Mr. Culpepper currently oversees the management of the Adviser and is involved in equity research. He is a graduate of Wright State University in Dayton, Ohio where he earned a double Bachelor of Science degree in Management Information Systems and Management in 1995 and an MBA in 2005. Mr. Culpepper also holds the Chartered Mutual Fund Counselor (CMFC) and Certified Kingdom Adviser (CKA) designations.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Summary Prospectuses and Prospectuses have been filed with the U.S. Securities and Exchange Commission and are incorporated herein by reference. For a free paper or electronic copy of the Funds’ Summary Prospectuses and Prospectuses, including any supplements thereto, and other information, go to www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.

The James Advantage Funds

(the “Trust”)

James Balanced: Golden Rainbow Fund

James Small Cap Fund

James Micro Cap Fund

James Aggressive Allocation Fund

(collectively, the “Funds”)

Supplement dated October 17, 2022

to the Statement of Additional Information (the “SAI”) for the Funds,

each dated November 1, 2021, as amended

With respect to the officers of the Trust:

•	Effective November 1, 2022, Barry James will no longer serve as President of the Trust. The Board of Trustees of the Trust (the “Board”) has appointed R. Brian Culpepper to serve as President of the Trust, effective November 1, 2022.
•	Effective October 21, 2022, Amy Broerman will no longer serve as Chief Financial Officer and Treasurer of the Trust. The Board has appointed Mr. Shepardson to serve as Chief Financial Officer and Treasurer of the Trust, effective October 21, 2022. All references to Ms. Broerman in the SAI are deleted as of such date.

Accordingly, effective October 21, 2022, the Officers Table in each section titled “TRUSTEES AND OFFICERS” in the SAI is hereby deleted and replaced in its entirety and replaced with the following:

OFFICERS
Name/Address/Age	Positions Held With Fund/Date Service Began	Principal Occupation by Officer
Lesley Ott James Investment Research, Inc. 1349 Fairground Road Xenia, OH 45385 Year of Birth: 1983	Chief Compliance Officer since 2012	Chief Compliance Officer, James Investment Research, Inc. (since 2012), Chief Operating Officer, James Investment Research, Inc. (since 2020), Chief compliance Officer, James Capital Alliance, Inc. (2012 – 2022); Deputy Chief Operating Officer, James Investment Research, Inc. (2017-2019); Deputy Chief Compliance Officer, James Investment Research, Inc. and James Capital Alliance, Inc. (2010-2011).
Brian P. Shepardson James Investment Research, Inc. 1349 Fairground Road Xenia, OH 45385 Year of Birth: 1973	Chief Financial Officer and Treasurer since October 2022 Secretary since 2018	First Vice President, James Investment Research, Inc. (since 2014), Assistant Vice President of James Investment Research, Inc. (2009-2014).
Richard Brian Culpepper James Investment Research, Inc. 1349 Fairground Road Xenia, OH 45385 Year of Birth: 1972	Assistant Secretary*	President and CEO, James Investment Research, Inc. (since 2022), Senior Vice President, James Investment Research, Inc. (since 2018), Vice President, James Investment Research, Inc. (2014-2018), First Vice President of James Investment Research, Inc. (2009-2014).

Brendan Hamill, c/o ALPS Fund Services, Inc. 1290 Broadway, Suite 1000 Denver, CO 80203 Year of Birth: 1986	Assistant Secretary since 2021

Secretary, ALPS ETF Trust (since September 2021); Secretary, ALPS Variable Insurance Trust (since September 2021); Secretary, Financial Investors Trust (Since September 2021); Vice President and Secretary, Boulder Growth & Income Fund, Inc. (Since September 2021); Vice President and Principal Legal Counsel, ALPS Fund Services, Inc. (since August 2021); Prior to joining ALPS, Mr. Hamill was an attorney at

Lewis Brisbois Bisgaard & Smith, LLP (law firm) (2018-2021) and Vedder Price, P.C. (law firm) (2015-2018).

Scott Fuchs c/o ALPS Fund Services, Inc. 50 Milk Street Boston, MA 02109 Year of Birth: 1969	Assistant Treasurer since 2022	Fund Controller of ALPS Fund Services, Inc. (since June 2022); Vice President at GAMCO Investors, Inc. (May 2016-April 2021).

*	Effective November 1, 2022, R. Brian Culpepper will begin serving as President of the Trust, replacing Mr. James in that role.

The first paragraph of the section of the SAI titled “PORTFOLIO MANAGERS” is replaced in its entirety with the following, and references to Barry James and Ann Shaw are removed from the tables appearing under the section:

PORTFOLIO MANAGERS

The following charts list the Funds’ portfolio managers, the number of their other managed accounts per investment category, the total pooled assets of managed accounts (not including the James Advantage Funds), and the beneficial ownership in the Fund(s) managed at the end of the June 30, 2021 fiscal year. Barry James, Ann Shaw, Dr. Fall Ainina and Thomas Mangan are members of the Adviser’s investment committee and are not responsible for the day-to-day management of each Fund’s portfolio of securities. Listed below the charts is (i) a description of accounts managed where the advisory fee is based on the performance of the account, if any, (ii) a description of the portfolio managers’ compensation structure at the end of the June 30, 2021 fiscal year, and (iii) a description of any material conflicts that may arise in connection with the portfolio manager’s management of the Funds’ investments and the investments of the other accounts included in the chart and any material conflicts in allocation of investment opportunities between the Funds and other accounts managed by the portfolio manager, if any.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND

PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated herein by reference. For a free paper or electronic copy of the Funds’ SAI, including any supplements thereto, and other information, go to www.jamesinvestment.com, call 1-800-99-JAMES (1-800-995-2637) or ask any financial intermediary who offers shares of the Funds.